Schedule of investments
Delaware Small Cap Value Fund	August 31, 2022 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 97.80%♦
Basic Industry — 8.05%
Arconic †	1,893,700	$ 47,740,177
Ashland	429,200	43,675,392
Avient	1,029,700	45,131,751
Berry Global Group †	1,605,310	87,216,492
HB Fuller	885,500	57,433,530
Huntsman	2,208,000	61,868,160
Louisiana-Pacific	1,969,100	106,784,293
Summit Materials Class A †	1,164,400	33,092,248
		482,942,043
Consumer Discretionary — 10.87%
Acushnet Holdings	920,400	43,857,060
Adient †	1,568,000	52,057,600
Barnes Group	1,356,300	42,113,115
Cable One	19,580	22,223,300
Choice Hotels International	323,500	37,108,685
Columbia Sportswear	619,300	44,118,932
Cracker Barrel Old Country Store	382,000	41,233,080
Group 1 Automotive	316,500	56,523,735
KB Home	1,352,000	38,734,800
Meritage Homes †	615,900	48,255,765
Nexstar Media Group Class A	280,700	53,703,524
Steven Madden	1,159,025	33,739,218
Texas Roadhouse	557,350	49,470,386
UniFirst	330,400	59,557,904
Wolverine World Wide	1,498,080	29,272,483
		651,969,587
Consumer Staples — 2.86%
J & J Snack Foods	444,100	66,184,223
Performance Food Group †	1,100,022	54,979,100
Scotts Miracle-Gro	224,200	15,010,190
Spectrum Brands Holdings	559,950	35,271,250
		171,444,763
Energy — 6.80%
CNX Resources †	4,594,350	81,182,164
Delek US Holdings	1,214,600	34,312,450
Magnolia Oil & Gas Class A	3,710,600	88,572,022
Matador Resources	1,133,950	67,583,420
Murphy Oil	1,844,000	71,860,680
Patterson-UTI Energy	4,326,400	64,463,360
		407,974,096
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Schedule of investments
Delaware Small Cap Value Fund   (Unaudited)
	Number of shares	Value (US $)
Common Stocks♦ (continued)
Financial Services — 28.04%
American Equity Investment Life Holding	2,198,680	$ 83,549,840
Bank of NT Butterfield & Son	1,126,300	36,739,906
East West Bancorp	2,331,323	168,251,581
Essent Group	1,154,900	46,184,451
First Financial Bancorp	2,600,900	56,127,422
First Interstate BancSystem Class A	1,472,022	59,263,606
FNB	8,441,600	100,623,872
Hancock Whitney	2,703,800	130,404,274
Hanover Insurance Group	596,800	77,219,952
Hope Bancorp	3,023,994	43,757,193
Kemper	642,700	29,564,200
Metropolitan Bank Holding †	515,705	36,919,321
Sandy Spring Bancorp	801,400	30,869,928
Selective Insurance Group	1,000,806	79,484,012
Stewart Information Services	737,651	37,354,647
Stifel Financial	2,185,450	129,619,039
Synovus Financial	2,001,100	80,364,176
Umpqua Holdings	5,304,400	94,100,056
Valley National Bancorp	7,595,900	88,264,358
Webster Financial	3,257,660	153,272,903
Western Alliance Bancorp	1,556,800	119,437,696
		1,681,372,433
Healthcare — 4.53%
Avanos Medical †	1,076,021	26,502,397
Integer Holdings †	716,600	45,195,962
Integra LifeSciences Holdings †	1,072,500	51,168,975
NuVasive †	797,862	33,917,114
Select Medical Holdings	1,476,600	37,860,024
Service Corp. International	697,100	43,018,041
Syneos Health †	562,800	33,829,908
		271,492,421
Industrials — 12.55%
Altra Industrial Motion	1,827,643	69,359,052
Atkore †	1,031,100	87,035,151
CACI International Class A †	207,100	58,168,177
H&E Equipment Services	870,200	27,550,532
ITT	1,102,030	79,930,236
KBR	1,219,372	58,895,668
MasTec †	1,584,529	127,554,584
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(Unaudited)
	Number of shares	Value (US $)
Common Stocks♦ (continued)
Industrials (continued)
Primoris Services	507,762	$ 10,292,336
Regal Rexnord	421,739	58,027,069
WESCO International †	933,500	122,923,280
Zurn Elkay Water Solutions	1,904,400	52,523,352
		752,259,437
Real Estate Investment Trusts — 7.88%
Brandywine Realty Trust	4,329,337	34,764,576
Independence Realty Trust	2,021,800	39,324,010
Kite Realty Group Trust	2,735,914	52,967,295
Life Storage	503,500	64,070,375
LXP Industrial Trust	4,373,500	43,997,410
National Health Investors	914,900	59,935,099
Outfront Media	3,122,000	55,259,400
RPT Realty	2,707,889	26,076,971
Spirit Realty Capital	1,680,300	68,640,255
Summit Hotel Properties	3,468,700	27,263,982
		472,299,373
Technology — 10.00%
Cirrus Logic †	717,100	54,994,399
Concentrix	301,900	37,972,982
Diodes †	689,000	49,036,130
Flex †	4,671,010	83,190,688
NCR †	1,111,158	34,501,456
NetScout Systems †	1,216,506	38,611,900
Power Integrations	667,200	47,724,816
TD SYNNEX	431,600	41,554,448
Tower Semiconductor †	1,575,800	73,101,362
TTM Technologies †	4,101,302	64,513,481
Viavi Solutions †	3,533,000	49,744,640
Vishay Intertechnology	1,261,000	24,803,870
		599,750,172
Transportation — 2.13%
Kirby †	679,000	45,533,740
Saia †	113,350	23,444,181
Werner Enterprises	1,481,800	58,960,822
		127,938,743
Utilities — 4.09%
ALLETE	820,000	48,527,600
Black Hills	1,117,390	84,340,597
NQ-021 [8/22] 10/22 (2460451)    3

Schedule of investments
Delaware Small Cap Value Fund   (Unaudited)
	Number of shares	Value (US $)
Common Stocks♦ (continued)
Utilities (continued)
OGE Energy	1,447,200	$ 58,669,488
Southwest Gas Holdings	692,400	53,903,340
		245,441,025
Total Common Stocks (cost $4,275,898,728)		5,864,884,093

Short-Term Investments — 2.20%
Money Market Mutual Funds — 2.20%
BlackRock FedFund – Institutional Shares (seven-day effective yield 2.02%)	33,022,889	33,022,889
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 2.03%)	33,022,889	33,022,889
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 2.19%)	33,022,889	33,022,889
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 2.11%)	33,022,889	33,022,889
Total Short-Term Investments (cost $132,091,556)		132,091,556
Total Value of Securities—100.00% (cost $4,407,990,284)		5,996,975,649

Liabilities Net of Receivables and Other Assets—(0.00%)		(133,073)
Net Assets Applicable to 85,667,016 Shares Outstanding—100.00%		$5,996,842,576
♦	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
†	Non-income producing security.
4    NQ-021 [8/22] 10/22 (2460451)